Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Current Borrowings
(a)	Current

	December 31, 2012	December 31, 2013
Borrowings – secured	599,906	772,135
Borrowings – unsecured	1,718,590	1,753,292
Current portion of long-term borrowings (Note (b))	72,831	0

	2,391,327	2,525,427

Long-Term Borrowings
(b)	Long-term

	December 31, 2012	December 31, 2013
Borrowings – secured	65,000	0
Borrowings – unsecured	37,831	0

	102,831	0
Less: current portion	(72,831)	0

	30,000	0